Information on related parties (Details Narrative) - ARS ($)	Dec. 31, 2021	Dec. 31, 2020	Jun. 24, 2020
Information on related parties
Due From Related Party	$ 382,678,000	$ 274,288,000
Purchase Of Capital Stock Shares			30.00%
Non-controlling Interest Number Of Shares			993,993,952
Capital Stock Per Shares			$ 0.034418
Other Equity Accounts	$ 2,967,736,000